Annual Total Returns- Vanguard Small-Cap Index Fund (Admiral) [BarChart] - Admiral - Vanguard Small-Cap Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.69%)	18.24%	37.81%	7.50%	(3.64%)	18.30%	16.24%	(9.31%)	27.37%	19.11%